Income Taxes - Tax Effects, Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Deferred tax liabilities:
Net unrealized gains	$ (54)	$ (186)
Net unrealized gains	0	(6)
Withholding taxes	(6)	0
Total deferred tax liabilities	(60)	(192)
Deferred tax asset:
Net operating loss	31	227
Investment in partnership	94	0
Property	0	35
Tax credit carryforwards	1	19
Power purchase agreements	2	2
Net unrealized gains	2	0
Intangible	0	2
Other	2	0
Valuation allowance	0	(72)
Total deferred tax asset	132	213
Net deferred tax asset	$ 72	$ 21